SHORT-TERM INVESTMENTS, NET -Summary of Short Term Available For sale Products (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt securities:
Held-to-maturity time deposit	$ 40,074,501	$ 75,034,886
Equity securities:
Marketable equity securities		35,756
Less: allowance for short-term investments	(23,051)	0	$ 0
Total short-term investments	$ 40,051,450	$ 75,070,642